Average Annual Total Returns - AST Western Asset Corporate Bond Portfolio	No Share Class 1 Year	No Share Class SinceInception	No Share Class InceptionDate	Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes) SinceInception		Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	8.11%	6.70%	Aug. 19, 2019	7.47%	6.24%	[1]	8.63%	8.58%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date.